Share-based plans (Details)				12 Months Ended
	Dec. 01, 2025	Jul. 28, 2025	Mar. 01, 2025	Dec. 31, 2025 EUR (€) shares item	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based plans
Period considered for calculation of average share price				30 days
Assumed target achievement for performance target total shareholder return compared to competitors				100.00%
Year 2025
Share-based plans
Number of performance targets | item				3
Weight of ROIC performance target				40.00%
Weight of performance target relative TSR				40.00%
Weight of sustainability performance target				20.00%
Weight of annual target achievement for Co2e reduction				33.33%
Grant value cap (as a percent)				400.00%
Year 2025 | Minimum
Share-based plans
Annual target achievement level (as a percent)				200.00%
Year 2024
Share-based plans
Number of performance targets | item				3
Year 2022-2023
Share-based plans
Performance period (in years)				3 years
Number of performance targets | item				3
Weight of each performance target				33.33%
Weight of annual target achievement for ROIC				33.33%
Year 2022-2023 | Maximum
Share-based plans
Annual target achievement level (as a percent)				200.00%
Year 2019-2021
Share-based plans
Number of performance targets | item				3
Year 2019-2021 | Minimum
Share-based plans
Annual target achievement level (as a percent)				0.00%
Year 2019-2021 | Maximum
Share-based plans
Annual target achievement level (as a percent)				200.00%
Annual target achievement level of 0% | Year 2020-2021
Share-based plans
Annual target achievement level (as a percent)				0.00%
Revenue Growth target rate (as a percent)				1.00%
Net Income Growth target rate (as a percent)				0.00%
ROIC				5.50%
Annual target achievement level of 0% | Year 2019
Share-based plans
Annual target achievement level (as a percent)				0.00%
Revenue Growth target rate (as a percent)				0.00%
Net Income Growth target rate (as a percent)				0.00%
Decrease from target ROIC to drop to level							0.002	0.002	0.002
Annual target achievement level of 100% | Year 2020-2021
Share-based plans
Annual target achievement level (as a percent)				100.00%
Revenue Growth target rate (as a percent)				6.00%
Net Income Growth target rate (as a percent)				5.00%
ROIC				6.00%
Annual target achievement level of 100% | Year 2019
Share-based plans
Annual target achievement level (as a percent)				100.00%
Revenue Growth target rate (as a percent)				7.00%
Net Income Growth target rate (as a percent)				7.00%
ROIC							8.10%	8.10%	7.90%
Annual target achievement level of 200% | Year 2020-2021
Share-based plans
Annual target achievement level (as a percent)				200.00%
Revenue Growth target rate (as a percent)				11.00%
Net Income Growth target rate (as a percent)				10.00%
ROIC				6.50%
Annual target achievement level of 200% | Year 2019
Share-based plans
Annual target achievement level (as a percent)				200.00%
Revenue Growth target rate (as a percent)				16.00%
Net Income Growth target rate (as a percent)				14.00%
Increase over target ROIC to reach level							0.002	0.002	0.002
LTIP 2025+
Share-based plans
Period considered for calculation of average share price				30 days
Number of shares allocated | shares				1,391,945
Vesting period	3 years	3 years		3 years
Grant value cap (as a percent)				400.00%
MB LTIP 2024+
Share-based plans
Period considered for calculation of average share price				30 days
Number of shares allocated | shares				230,873	304,043
Weighted average fair value				€ 37.09	€ 45.52
Total fair value of shares granted				€ 8,562,000	€ 13,840,000
Vesting period			4 years	4 years
Grant value cap (as a percent)				400.00%
LTIP 2024+
Share-based plans
Period considered for calculation of average share price				30 days
Number of shares allocated | shares					1,908,038
Weighted average fair value					€ 46.56
Total fair value of shares granted					€ 88,838,000
Vesting period				3 years
Grant value cap (as a percent)				400.00%
LTIP 2022+
Share-based plans
Period considered for calculation of average share price				30 days
Number of shares allocated | shares						1,460,049
Weighted average fair value						€ 34.64
Total fair value of shares granted						€ 50,576,000
Vesting period				3 years
Grant value cap (as a percent)				400.00%
MB LTIP 2020
Share-based plans
Period considered for calculation of average share price				30 days
Number of shares allocated | shares						283,624
Weighted average fair value						€ 35.84
Total fair value of shares granted						€ 10,165,000
Vesting period				3 years
Grant value cap (as a percent)				400.00%
Period shares must be held				1 year
LTIP 2019
Share-based plans
Period considered for calculation of average share price				30 days
Vesting period				3 years
Grant value cap (as a percent)				400.00%
MB LTIP 2019
Share-based plans
Period considered for calculation of average share price				30 days
Vesting period				4 years
Equity-settled plans | LTIP 2025+
Share-based plans
Number of shares allocated | shares				1,259,234
Weighted average fair value				€ 40.87
Total fair value of shares granted				€ 51,464,000
Equity-settled plans | MB LTIP 2024+
Share-based plans
Number of shares allocated | shares				230,873
Cash-settled plans | LTIP 2025+
Share-based plans
Number of shares allocated | shares				132,711
Weighted average fair value				€ 35.59
Total fair value of shares granted				€ 4,723,000